Securities Sold Under Repurchase Agreements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Collateral Securities and Repurchase Borrowing agreements
Average outstanding amount	$ 476,877,000	$ 411,611,000
Maximum amount outstanding at any month end	513,368,000
Collateralized Securities, Book Value of Securities Sold	685,343,000	511,947,000
Collateralized securities, Fair Value of Securities Sold	576,605,000	503,255,000
Repurchase Borrowing, Balance of Liability	$ 431,191,000	$ 439,672,000
Repurchase Borrowing, Weighted Average Interest Rate (as a percent)	1.60%	0.17%
Maturity Overnight [Member]
Collateral Securities and Repurchase Borrowing agreements
Collateralized Securities, Book Value of Securities Sold	$ 664,491,000	$ 500,495,000
Collateralized securities, Fair Value of Securities Sold	559,637,000	492,026,000
Repurchase Borrowing, Balance of Liability	$ 419,703,000	$ 428,235,000
Repurchase Borrowing, Weighted Average Interest Rate (as a percent)	1.61%	0.16%
Maturity over 90 days [Member]
Collateral Securities and Repurchase Borrowing agreements
Collateralized Securities, Book Value of Securities Sold	$ 20,852,000	$ 11,452,000
Collateralized securities, Fair Value of Securities Sold	16,968,000	11,229,000
Repurchase Borrowing, Balance of Liability	$ 11,488,000	$ 11,437,000
Repurchase Borrowing, Weighted Average Interest Rate (as a percent)	1.32%	0.48%